J. Benjamin English • Richmond Office (804) 771-9544 • benglish@hf-law.com

July 24, 2006

VIA FEDERAL EXPRESS

Jeffrey A. Shady, Esq.

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ARC Corporate Realty Trust, Inc.

File No. 0-50727

Dear Mr. Shady:

Our firm represents ARC Corporate Realty Trust, Inc. (the “Company”) in connection with its Information Statement on Schedule 14A filed April 19, 2006 (the “Proxy Statement”) and its Form 10-K for the fiscal year ended December 31, 2005 filed March 1, 2006 (the “10-K”). We are in receipt of your letter dated May 15, 2006 to Robert J. Ambrosi, President of the Company (the “Comment Letter”).

The Company is filing Amendment No. 1 to its Preliminary Information Statement on Schedule 14A simultaneous with delivery of this letter. Copies of the revised Information Statement which have been marked to show changes made are enclosed with this letter, to assist you with your review of the filing. Set forth below is an explanation of the actions the Company has taken with respect to each comment contained in the Comment Letter. Page references are to the enclosed marked copies.

Also accompanying this letter is a written statement from the Company containing the acknowledgements requested in the Comment Letter.

1.

The Company believes that the Proxy Statement now includes all relevant information required by Item 14 of Schedule 14A, including financial statements. As we discussed in our telephone call on May 24, the Company does not believe that the pro forma financial information required by Item

July 24, 2006

14 is relevant in the context of a liquidation of a company and therefore has not included pro forma information in the Proxy Statement.

2.	The Proxy Statement has been revised to include the referenced information, which is presented under the heading “Properties.” See p. 27

3.	The subject disclosure has been revised as requested. See pp. (iv)-(v)

4.	The subject disclosure has been revised as requested. See p. (v)

5.	The subject disclosure has been revised as requested. See p. 2

6.	The Company has revised this section to delete the reference to incorporation by reference of other documents. See p. 2

7.	The Company requests that the Staff reconsider this comment for the following reasons. The introductory statement does not refer to other undisclosed risks nor does it infer that such risks exist. Instead, it notes that “[t]here are many factors that stockholders should consider . . . including the risk factors set forth below.” These factors include many things which are relevant to the stockholders’ decision, but do not constitute “risk factors” within the meaning of Item 503(c) of Regulation S-K. Among these factors are those the Board of Directors took into consideration in reaching its decision to recommend the Liquidation to the stockholders, such as prevailing conditions in the market for credit lease properties of the type in which the Company invests, and the cost to the Company of continuing to operate as a reporting company.

We note that other reporting companies have used very similar introductory statements in their Risk Factor sections. See, e.g., NNN 2002 Value Fund LLC Definitive Schedule 14A filed August 4, 2005.

For these reasons, the Company requests that the Staff not object to this introductory statement.

8.	The subject disclosure has been revised as requested. See p. 3

9.	The two properties noted under this heading are the only properties which are the subject of actual or threatened litigation. The Company has revised the heading of this risk factor to make clear that actual or threatened litigation is relevant only to these two properties. See p. 3

July 24, 2006

10.	The subject disclosure has been revised as requested. See p. 4

11.	This disclosure has been expanded as requested. See p. 4

12.	The referenced language has been removed from this risk factor. See p. 4

13.	The Plan of Liquidation affords the Board of Directors broad discretionary authority to conduct the Liquidation in such manner as it determines is consistent with the best interests of the Company’s stockholders. The Board does not intend to amend the Plan of Liquidation, and cannot presently foresee any circumstances under which it would do so. Maryland counsel has advised the Company that they are not aware of any restrictions on the Board’s discretion to amend or to terminate the Plan of Liquidation. In light of this advice, the Company has revised this risk factor to delete references to restrictions on the Board’s authority to amend or to terminate the Plan of Liquidation. See p. 4

However, in light of the broad discretion afforded the Board under the Plan of Liquidation, and the Board’s similarly broad discretion to amend the Plan of Liquidation, the Company does not believe that including a litany of possible but unlikely amendment would enhance the stockholders’ understanding of this matter. Accordingly, the Company requests that the Staff not object to this disclosure in its present form.

14.	The additional discussion referenced in this comment has been included in the Risk Factor. See p. 5

15.	The additional discussion referenced in this comment has been included in the Risk Factor. See p. 5

16.	The referenced language has been deleted from the Risk Factor as requested. The Company is not currently aware of any specific REIT requirements that it may have difficulty maintaining while engaging in the Liquidation. See p. 5

17.	The additional disclosure referenced in this comment has been included in the Risk Factor. See p. 6

18.	Copies of the following reports are enclosed with this letter for the Staff’s review:

July 24, 2006

(a)	Limited Restricted Use Appraisal, prepared by The Schonbraun McCann Group LLP, dated as of March 1, 2006;

(b)	Net Asset Valuation Report—ARC Corporate Realty Trust, prepared by The Schonbraun McCann Group LLC, dated as of September 30, 2005; and

(c)	Valuation Report—ARC Corporate Realty Trust, prepared by Schonbraun Safris McCann Bekritsky & Co., L.L.C., dated as of September 30, 2004.

The foregoing are all of the reports the Board of Directors considered in determining to approve the Plan of Liquidation.

19.	The subject disclosure has been revised as requested. See p. 10

20.	The subject disclosure has been revised as requested. See p. 10

21.	The subject disclosure has been revised as requested. See p. 11

22.	Per my conversation with Mr. Shady on May 24, this comment has been addressed within the scope of the Company’s response to Comment No. 30.

23.	The requested information has been included in the table set forth under the heading “Properties.” See p. 27

24.	The Company’s Board of Directors did not consider termination of payment of regular quarterly dividends as a potentially negative factor. As noted in the Summary, in response to the question “What are the potential benefits of Liquidation?”, the Company intends to commence liquidating distributions as soon as possible after stockholder approval of the Liquidation. See p. (vii)

25.	The additional information referenced in this comment has been included in the disclosure. See p. 14

26.	The subject disclosure has been revised as requested. See pp. 15-16

27.	The subject disclosure has been revised as requested. See p. 15

28.	The requested disclosure has been inserted in the referenced section of the Proxy Statement. See p. 17

July 24, 2006

29.	The Company has revised the referenced language in the Summary section to clarify that while it no longer intends to pay regular quarterly dividends in accordance with past practice, it will at a minimum pay dividends to the extent necessary to continue to qualify as a REIT. See p. (vii)

30.	The subject disclosure has been revised as requested. See pp. 20-22. The Company has substantially enhanced the disclosure of the Schonbraun valuation analysis, and the results thereof are set forth under the heading “Properties.” However, the Company has not discussed specifically how each estimate of fair market value was calculated, as suggested in Comment No. 30, because to do so would require a great volume of information consisting of substantially all of The Schonbraun Report. The Company believes that the discussion of The Schonbraun Report as revised affords the reader a clear and comprehensive understanding of the appraisal methodology and other material information relevant to the appraisal.

31.	The Company does not believe that there are material terms of The Schonbraun Report which have not been disclosed in the Proxy Statement, as amended by this filing. If after reviewing the enclosed copy of The Schonbraun Report the Staff believes that there are additional specific items which should be disclosed, the Company will appreciate the Staff’s recommendations in this regard.

32.	The Company did not place any limitations on the assumptions used by Schonbraun. This comment refers to “disclosure in the sixth paragraph on page 16 which refers to certain unidentified limitations provided by management.” The sixth paragraph on page 16 makes no reference to limitations on assumptions. To the contrary, it notes that the Company imposed no conditions or limitations. As noted in that paragraph, management advised Schonbraun that certain assumptions were appropriate, but doing so did not have the effect of placing limitations on those or any other assumptions. Accordingly, the Company does not believe that any additional disclosure in this regard is warranted.

33.	The conclusions reached by Schonbraun are disclosed in the table of information set forth under the heading “Properties.” See p. 27

34.	The subject disclosure has been revised as requested. See pp. 23-24

35.	The subject disclosure has been revised as requested. See p. 23

July 24, 2006

36.	The subject disclosure has been revised as requested. The Company has not used a tabular presentation as suggested in light of the simplicity of the information. See p. 24

37.	The subject disclosure has been revised as requested. See p. 25

38.	The proxy card and related information in the proxy statement has been revised as requested. See pp. (ii), (iv), (ix), 1 and 7

39.	The 10-K has been amended in accordance with this comment. The Company has received a comment letter dated June 16, 2006 from Steven Jacobs, Accounting Branch Chief with the Commission (the “Accounting Comment Letter”), which sets forth comments pertaining to the Company’s Form 10-K for the fiscal year ended December 31, 2005 and Form 10-Q for the fiscal quarter ended March 31, 2006. Comment No. 10 of the Accounting Comment Letter addresses the disclosure required be Item 9A of Form 10-K. In response to these comments, the Company has filed Form 10-K/A which incorporates the revision responsive to Comment No. 39. We have enclosed a marked copy of Form 10-K/A for your review.

We look forward to hearing your further thoughts and working with you to finalize this filing. If you have any further comments or require any additional information, please call me at (804) 771-9544.

Thank you for your attention to this matter.

Sincerely,

J. Benjamin English

JBE/fch

cc: Mr. Robert J. Ambrosi